Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	41
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,745,303,060.82	52,430		54.7 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$304,740,000.00	3.633%		October 15, 2023
Class A-2a Notes	$319,040,000.00	4.52%		April 15, 2025
Class A-2b Notes	$200,000,000.00	4.22735%	*	April 15, 2025
Class A-3 Notes	$519,040,000.00	4.48%		December 15, 2026
Class A-4 Notes	$157,180,000.00	4.59%		December 15, 2027
Class B Notes	$47,370,000.00	5.03%		February 15, 2028
Class C Notes	$31,570,000.00	5.22%		March 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.52%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$838,932.18

Principal:
Principal Collections	$12,737,318.99
Prepayments in Full	$4,094,367.81
Liquidation Proceeds	$184,054.17
Recoveries	$72,632.90
Sub Total	$17,088,373.87
Collections	$17,927,306.05

Purchase Amounts:
Purchase Amounts Related to Principal	$86,778.53
Purchase Amounts Related to Interest	$284.71
Sub Total	$87,063.24

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$18,014,369.29

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	41
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$18,014,369.29
Servicing Fee	$211,912.90	$211,912.90	$0.00	$0.00	$17,802,456.39
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$17,802,456.39
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$17,802,456.39
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$17,802,456.39
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$17,802,456.39
Interest - Class A-4 Notes	$484,596.12	$484,596.12	$0.00	$0.00	$17,317,860.27
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,317,860.27
Interest - Class B Notes	$198,559.25	$198,559.25	$0.00	$0.00	$17,119,301.02
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$17,119,301.02
Interest - Class C Notes	$137,329.50	$137,329.50	$0.00	$0.00	$16,981,971.52
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$16,981,971.52
Regular Principal Payment	$15,805,731.32	$15,805,731.32	$0.00	$0.00	$1,176,240.20
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$1,176,240.20
Residual Released to Depositor	$0.00	$1,176,240.20	$0.00	$0.00	$0.00
Total		$18,014,369.29

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$15,805,731.32
Total					$15,805,731.32

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$15,805,731.32	$100.56	$484,596.12	$3.08	$16,290,327.44	$103.64
Class B Notes	$0.00	$0.00	$198,559.25	$4.19	$198,559.25	$4.19
Class C Notes	$0.00	$0.00	$137,329.50	$4.35	$137,329.50	$4.35
Total	$15,805,731.32	$10.01	$820,484.87	$0.52	$16,626,216.19	$10.53

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	41

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$126,691,794.94	0.8060300	$110,886,063.62	0.7054718
Class B Notes	$47,370,000.00	1.0000000	$47,370,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$205,631,794.94	0.1302341	$189,826,063.62	0.1202237

Pool Information
Weighted Average APR	3.911%	3.942%
Weighted Average Remaining Term	24.14	23.47
Number of Receivables Outstanding	18,620	18,020
Pool Balance	$254,295,480.42	$236,956,934.94
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$237,210,746.87	$221,405,015.55
Pool Factor	0.1457028	0.1357684

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$4,736,842.79
Yield Supplement Overcollateralization Amount	$15,551,919.39
Targeted Overcollateralization Amount	$47,130,871.32
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$47,130,871.32

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$4,736,842.79
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$4,736,842.79
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$4,736,842.79

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	41
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		52	$236,025.98
(Recoveries)		98	$72,632.90
Net Loss for Current Collection Period			$163,393.08
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.7710%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2718%
Second Prior Collection Period			0.5380%
Prior Collection Period			2.0006%
Current Collection Period			0.7983%
Four Month Average (Current and Prior Three Collection Periods)			0.9022%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,921	$15,216,842.59
(Cumulative Recoveries)			$3,002,184.41
Cumulative Net Loss for All Collection Periods			$12,214,658.18
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6999%

Average Realized Loss for Receivables that have experienced a Realized Loss			$5,209.46
Average Net Loss for Receivables that have experienced a Realized Loss			$4,181.67

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	2.29%	258	$5,422,891.58
61-90 Days Delinquent	0.40%	42	$943,080.35
91-120 Days Delinquent	0.11%	7	$256,994.41
Over 120 Days Delinquent	0.31%	29	$723,942.64
Total Delinquent Receivables	3.10%	336	$7,346,908.98

Repossession Inventory:
Repossessed in the Current Collection Period		12	$254,726.93
Total Repossessed Inventory		20	$445,958.08

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.4232%
Prior Collection Period			0.4243%
Current Collection Period			0.4329%
Three Month Average			0.4268%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.70%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.8120%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2022-C
Monthly Investor Report

Collection Period	January 2026
Payment Date	2/17/2026
Transaction Month	41

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	82	$1,907,874.17
2 Months Extended	88	$1,847,762.63
3+ Months Extended	38	$889,790.62

Total Receivables Extended	208	$4,645,427.42
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2026

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer